Loan Receivable (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 04, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Jan. 31, 2025	Dec. 24, 2024	Nov. 30, 2024
Loan Receivable [Line Items]
Loan receivable due date	Feb. 20, 2025
Interest income		$ 8,355		$ 36,685
Repayments of loan receivable		250,000		954,625
Loan receivable		$ 310,414		$ 552,059
Unsecured Loan [Member]
Loan Receivable [Line Items]
Interest rate	8.00%					6.50%	6.50%
Third Party [Member]
Loan Receivable [Line Items]
Loaned amount			$ 1,300,000					$ 170,000